SUPPLEMENT DATED SEPTEMBER 27, 2018
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2018

1.)            Effective immediately, the name of the following funds on page 226 - 227 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
American Century One Choice 2020 Portfolio	R6	AmCent One Choice 2020	R6
American Century One Choice 2025 Portfolio	R6	AmCent One Choice 2025	R6
American Century One Choice 2030 Portfolio	R6	AmCent One Choice 2030	R6
American Century One Choice 2035 Portfolio	R6	AmCent One Choice 2035	R6
American Century One Choice 2040 Portfolio	R6	AmCent One Choice 2040	R6
American Century One Choice 2045 Portfolio	R6	AmCent One Choice 2045	R6
American Century One Choice 2050 Portfolio	R6	AmCent One Choice 2050	R6
American Century One Choice 2055 Portfolio	R6	AmCent One Choice 2055	R6
American Century One Choice 2060 Portfolio	R6	AmCent One Choice 2060	R6
American Century One Choice In Retirement Portfolio	R6	AmCent One Choice In Retirement Portfolio	R6

On July 14, 2017, the One Choice Target Date Portfolio R6 funds will merge into, and become an R6 class of the existing One Choice Target Date Portfolio funds, effective October 20, 2017. This move will streamline the target-date offering and provide pricing consistency across share classes when considering total expense ratios less service reimbursements.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://americancentury.com and can also be obtained by calling American Century Home Office Services at 1-800-378-9878.

2.)            Effective immediately, the name of the following funds on page 236 of the Prospectus has changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Columbia Mid Cap Value	A*	Columbia Select Mid Cap Value	A*
Columbia Mid Cap Value	Advisor	Columbia Select Mid Cap Value	Advisor

Subject to fund Board approval on June 20, 2018, the funds listed above are expected to be renamed effective October 1, 2018. There are no CUSIP or fund number changes associated with these name changes.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://columbiathreadneedle.com/us and can also be obtained by calling Columbia Threadneedle Intermediary Services at 1-800-441-4020.

3.)            Effective immediately, the names of the following funds on page 258 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
PIMCO Investment Grade Corporate Bond Fund	Administrative	PIMCO Investment Grade Credit Bond	Administrative
PIMCO Investment Grade Corporate Bond Fund	Institutional	PIMCO Investment Grade Credit Bond	Institutional

The PIMCO Funds will be renamed on July 30, 3018. All tickers, CUSIPs and fund identifiers will remain the same.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://pimco.com and can also be obtained by calling 1-888-87-PIMCO.

4.)            Effective May 1, 2018, the names of the following funds on page 254 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Neuberger Berman Socially Responsive Fund	A*	Neuberger Sustainable Equity	A*
Neuberger Berman Socially Responsive Fund	R3	Neuberger Sustainable Equity	R3

Effective May 1, 2018, the name of each of Neuberger Berman Socially Responsive Fund and Socially Responsive Portfolio will change to Neuberger Berman Sustainable Equity Fund and Sustainable Equity Portfolio, respectively.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, can also be obtained by calling 1-800-366-6264 or for NSCC Trading Support please call 1-877-332-6207.

5.)            Effective immediately, the names of the following funds on pages 260 - 261 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Prudential Global Real Estate Fund	A*	PGIM Global Real Estate Fund	A*
Prudential Global Real Estate Fund	Z	PGIM Global Real Estate Fund	Z
Prudential High Yield Fund	A*	PGIM High Yield Fund	A*
Prudential High Yield Fund	Z	PGIM High Yield Fund	Z
Prudential Jennison 20/20 Focus	A*	PGIM Jennison 20/20 Focus	A*
Prudential Jennison 20/20 Focus	Z	PGIM Jennison 20/20 Focus	Z
Prudential Jennison Financial Services Fund	A*	PGIM Jennison Financial Services	A*
Prudential Jennison Financial Services Fund	Z	PGIM Jennison Financial Services	Z
Prudential Jennison Health Sciences Fund	A*	PGIM Jennison Health Sciences	A*
Prudential Jennison Health Sciences Fund	Z	PGIM Jennison Health Sciences	Z
Prudential Jennison Mid Cap Growth Fund	A*	PGIM Jennison Mid Cap Growth Fund	A*
Prudential Jennison Mid Cap Growth Fund	Z	PGIM Jennison Mid Cap Growth Fund	Z
Prudential Jennison Natural Resources Fund	A*	PGIM Jennison Natural Resources Fund	A*
Prudential Jennison Natural Resources Fund	Z	PGIM Jennison Natural Resources Fund	Z
Prudential Total Return Bond Fund	A*	PGIM Total Return Bond	A*
Prudential Total Return Bond Fund	Z	PGIM Total Return Bond	Z
Prudential Jennison Small Company Fund	A*	PGIM Jennison Small Company Fund	A*
Prudential Jennison Small Company Fund	Z	PGIM Jennison Small Company Fund	Z
Prudential QMA Mid Cap Value Fund	A*	PGIM QMA Mid Cap Value Fund	A*
Prudential QMA Mid Cap Value Fund	Z	PGIM QMA Mid Cap Value Fund	Z
Prudential Jennison Focused Growth Fund	A*	PGIM Jennison Focused Growth Fund	A*
Prudential Jennison Focused Growth Fund	Z	PGIM Jennison Focused Growth Fund	Z

* - Load Waived

Effective June 11, 2018, mutual fund names will be preceded by "PGIM" and no longer include "Prudential" in their name.  This is a name change only.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which can be obtained by calling Prudential Investments Sales Desk at 1-800-257-3893.

6.)            Effective immediately, the names of the following funds and class designation on pages 260 - 261 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Prudential Global Real Estate Fund	Q	PGIM Global Real Estate Fund	R6
Prudential High Yield Fund	Q	PGIM High Yield Fund	R6
Prudential Jennison Focused Growth Fund	Q	PGIM Jennison Focused Growth	R6
Prudential Jennison Health Sciences Fund	Q	PGIM Jennison Health Sciences Fund	R6
Prudential Jennison Mid Cap Growth Fund	Q	PGIM Jennison Mid Cap Growth Fund	R6
Prudential Jennison Natural Resources Fund	Q	PGIM Jennison Natural Resources	R6
Prudential Jennison Small Company Fund	Q	PGIM Jennison Small Company	R6
Prudential QMA Mid Cap Value Fund	Q	PGIM QMA Mid Cap Value	R6
Prudential QMA Small Cap Value Fund	Q	PGIM QMA Small-Cap Value	R6
Prudential Total Return Bond Fund	Q	PGIM Total Return Bond	R6

7.)            Effective May 11, 2018, the following funds on pages 234 - 235 of the Prospectus have been liquidated:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
BMO Mid-Cap Value Fund	R3
BMO Small-Cap Value Fund	R3
BMO Mid-Cap Growth	R3

8.)            Effective immediately, the following fund types have been amended on pages 237 – 270 of the Prospectus:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Type	Amended Type
BMO TCH Core Plus Bond Fund	I	U.S. Equity Fund	Taxable Bond Fund
BMO TCH Core Plus Bond Fund	Y	U.S. Equity Fund	Taxable Bond Fund
Knights of Columbus Core Bond Fund	Institutional	U.S. Equity Fund	Taxable Bond Fund
T. Rowe Price U.S. Treasury Long-Term Fund	No Load	Sector Equity Fund	Taxable Bond Fund
TIAA-CREF Social Choice Bond Fund	Institutional	U.S. Equity Fund	Taxable Bond Fund
TIAA-CREF Social Choice Bond Fund	R	U.S. Equity Fund	Taxable Bond Fund

9.)            Effective immediately, pages 224 - 274 of the Prospectus have been revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Type	Investment Adviser
AB Global Bond Fund	Z	Taxable Bond Fund	AllianceBernstein LP
AB Large Cap Growth Fund	Z	U.S. Equity Fund	AllianceBernstein LP
Alger Small Cap Focus Fund	Y	U.S. Equity Fund	Fred Alger Management, Inc.
American Funds Inflation Linked Bond Fund	R6	Taxable Bond Fund	Capital Research and Management Company
American Funds Investment Company of America®	R6	U.S. Equity Fund	Capital Research and Management Company
American Funds The Bond Fund of America®	R6	Taxable Bond Fund	Capital Research and Management Company
Calvert US Large Cap Core Responsible Index Fund	R6	U.S. Equity Fund	Calvert Research and Management
ClearBridge Appreciation Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
Delaware Small Cap Core Fund	R6	U.S. Equity Fund	Delaware Management Company
Delaware Small Cap Value Fund	R6	U.S. Equity Fund	Delaware Management Company
DFA Emerging Markets Core Equity Portfolio Institutional Class	Institutional	International Equity Fund	Dimensional Fund Advisors LP
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Class	Institutional	International Equity Fund	Dimensional Fund Advisors LP
DFA Five-Year Global Fixed Income Portfolio Institutional	Institutional	Taxable Bond Fund	Dimensional Fund Advisors LP
DFA Global Real Estate Securities Portfolio	Institutional	Sector Equity Fund	Dimensional Fund Advisors LP
DFA Global Real Estate Securities Portfolio	Institutional	Sector Equity Fund	Dimensional Fund Advisors LP
DFA International Sustainability Core 1 Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors LP
DFA U.S. Large Cap Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors LP
DFA U.S. Sustainability Core 1 Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors LP
Federated Institutional High Yield Bond Fund	R6	Taxable Bond Fund	Federated Investment Management Company
Goldman Sachs Emerging Markets Equity Fund	R6	International Equity Fund	Goldman Sachs Asset Management, L.P.
Hartford Schroders US Small/Mid-Cap Opportunities Fund	R4	U.S. Equity Fund	Hartford Funds Management Company, LLC
Invesco Core Plus Bond Fund	R6	Taxable Bond Fund	Invesco Advisers, Inc.
iShares MSCI Developed World Index Fund	K	International Equity Fund	BlackRock Advisors LLC
iShares Russell 2000 Small-Cap Index Fund	K	U.S. Equity Fund	BlackRock Advisors LLC
iShares Russell Mid-Cap Index Fund	K	U.S. Equity Fund	BlackRock Advisors LLC
iShares S&P 500 Index Fund	K	U.S. Equity Fund	BlackRock Advisors LLC
iShares S&P 500 Index Fund	K	U.S. Equity Fund	BlackRock Advisors LLC
Janus Henderson Global Technology Fund	N	Sector Equity Fund	Janus Capital Management LLC
Janus Henderson Multi-Sector Income Fund	N	Sector Equity Fund	Janus Capital Management LLC
John Hancock Bond Fund	R6	Taxable Bond Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers, LLC
JPMorgan Large Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management, Inc.
JPMorgan Large Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management, Inc.
Oppenheimer Discovery Mid Cap Growth Fund I	Institutional	U.S. Equity Fund	OFI Global Asset Management, Inc.
PIMCO All Asset Fund Institutional Class	Institutional	Allocation Fund	Pacific Investment Management LLC
Principal Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors, LLC
T. Rowe Price New America Growth Fund I Class	Institutional	U.S. Equity Fund	T. Rowe Price Associates, Inc.
The Hartford International Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R6	U.S. Equity Fund	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R4	U.S. Equity Fund	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R3	U.S. Equity Fund	Hartford Funds Management Company, LLC
TIAA-CREF Bond Plus Fund Institutional Class	Institutional	Taxable Bond Fund	Teachers Advisors LLC
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class	Institutional	Allocation Fund	Teachers Advisors LLC
TIAA-CREF Lifestyle Conservative Fund Institutional Class	Institutional	Allocation Fund	Teachers Advisors LLC
TIAA-CREF Lifestyle Growth Fund Institutional Class	Institutional	Allocation Fund	Teachers Advisors LLC
TIAA-CREF Lifestyle Income Fund Institutional Class	Institutional	Allocation Fund	Teachers Advisors LLC
TIAA-CREF Lifestyle Moderate Fund Institutional Class	Institutional	Allocation Fund	Teachers Advisors LLC
Touchstone Large Cap Focused Fund Institutional Class	Admiral	U.S. Equity Fund	Touchstone Advisors Inc
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	Admiral	International Equity Fund	Vanguard Group Inc
Vanguard Intermediate-Term Treasury Index Fund Admiral Shares	Admiral	Taxable Bond Fund	Vanguard Group Inc
Vanguard International Growth Fund Admiral Shares	Admiral	International Equity Fund	Baillie Gifford Overseas Limited; Schroder Investment Mgnt NA Inc
Vanguard International Growth Fund Admiral Shares	Admiral	International Equity Fund	Baillie Gifford Overseas Limited; Schroder Investment Mgnt NA Inc
Virtus Seix Total Return Bond Fund Class	R6	Taxable Bond Fund	Virtus Fund Advisers, LLC

This supplement should be retained with the Prospectus for future reference.